TAXES ON INCOME (Schedule of Weighted Combination of Applicable Rates) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Rate of Reduced Tax	In 2017 from 25% to 24%, and in 2018 from 25% to 23%	26.5% to 25%
Percent of Foreign Ownership One [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percent of Foreign Ownership	0-25%
Rate of Reduced Tax	25%
Reduced Tax Period	5 years
Tax Exemption Period	2 years
Percent of Foreign Ownership Two [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percent of Foreign Ownership	25-49%
Rate of Reduced Tax	25%
Reduced Tax Period	8 years
Tax Exemption Period	2 years
Percent of Foreign Ownership Three [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percent of Foreign Ownership	49-74%
Rate of Reduced Tax	20%
Reduced Tax Period	8 years
Tax Exemption Period	2 years
Percent of Foreign Ownership Four [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percent of Foreign Ownership	74-90%
Rate of Reduced Tax	15%
Reduced Tax Period	8 years
Tax Exemption Period	2 years
Percent of Foreign Ownership Five [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percent of Foreign Ownership	90-100%
Rate of Reduced Tax	10%
Reduced Tax Period	8 years
Tax Exemption Period	2 years